FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2020
Fair Value Measurements [Abstract]
Disclosure of fair value measurement [text block]	FAIR VALUE MEASUREMENTS
A)    Assets and Liabilities Measured at Fair Value on a Recurring Basis

As at June 30, 2020	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$3,743	$—	$—	$3,743
Other investments	250	—	—	250
Derivatives	—	35	—	35
Receivables from provisional copper and gold sales	—	153	—	153
	$3,993	$188	$—	$4,181

B)    Fair Values of Financial Assets and Liabilities

	As at June 30, 2020		As at December 31, 2019
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$639	$639	$612	$612
Other investments[2]	250	250	258	258
Derivative assets[3]	37	37	1	1
	$926	$926	$871	$871
Financial liabilities
Debt[4]	$5,168	$6,960	$5,536	$6,854
Derivative liabilities	2	2	—	—
Other liabilities	352	352	209	209
	$5,522	$7,314	$5,745	$7,063
[1]Includes restricted cash and amounts due from our partners.
[2]Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily consists of contingent consideration received as part of the sale of Massawa
[4]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

The Company’s valuation techniques were presented in Note 26 of the 2019 Annual Financial Statements and have been consistently applied in these interim financial statements.